Related party transactions (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Due from related parties	$ 312,362	$ 110,958
Zhang Bin [Member]
Due from related parties	1,184	0
Zhejiang Yili Yuncang Holding Group Co Ltd [Member]
Due from related parties	99,441	103,417
FarmNet [Member]
Due from related parties	4,100	4,100
Epakia Canada Inc [Member]
Due from related parties	2,996	2,996
Shanghai Zhongjian Yiting Medical Health Technology Partnership [Member]
Due from related parties	0	308
Dehong Zhang [Member]
Due from related parties	202,547	137
Forasen Group Co., Ltd
Due from related parties	$ 2,094	$ 0